UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Ziegler Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Scott A. Roberts
Ziegler Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30

Date of reporting period: September 30, 2011

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ziegler Lotsoff Capital
Management Investment Trust

Micro Cap Fund

Annual Report

September 30, 2011

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund

September 30, 2011

Dear Shareholders:

We are pleased to present the annual report of the Ziegler Lotsoff Capital Management Micro Cap Fund (the “Fund”) for the fiscal year ended September 30, 2011. The table below illustrates the Fund’s performance as of September 30, 2011 relative to several broad market indexes over various periods.

Total Returns as of September 30, 2011

	Six	One	Three	Five	Since
	Months	Year	Year	Year	Inception*
	(cumulative)	(annualized)	(annualized)	(annualized)	(annualized)
Micro Cap Fund	-25.44%	-7.21%	-2.68%	-6.91%	-1.35%
Russell Microcap™ Index	-25.37%	-4.83%	-2.00%	-4.36%	0.32%
Russell 2000® Index	-23.12%	-3.53%	-0.37%	-1.02%	3.51%
Standard & Poors 500® Index	-13.78%	1.14%	1.23%	-1.18%	2.96%
Annual Operating Expenses	2.35%

*	Inception Date: November 7, 2003

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 877-568-7633.

Equity indexes were mixed during the fiscal year ended September 30, 2011. Equity indexes rallied strongly in the first half of the year only to reverse course in the second half of the year. Losses were especially heavy in the economically sensitive sectors, as recession fears mounted. Waning confidence led investors to focus on stocks exhibiting more defensive characteristics. Performance variation among market capitalization segments significantly widened, with larger capitalization stocks performing significantly better than smaller issues. We believe low prices and attractive fundamentals can provide potential for a strong rally going forward, if investor confidence and risk appetites are restored. We maintain a favorable outlook for the equity markets, premised upon avoidance of an economic recession.

The Fund’s performance for the twelve-month period ended September 30, 2011 was 2.38% lower than the Russell Microcap™ Index (the “benchmark”). The following table illustrates the Fund’s relative performance by sector during this period.

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund

Ziegler Lotsoff Capital Management Micro Cap Fund versus Russell Micro Cap™ Index
Performance Attribution Twelve Months Ended September 30, 2011

Active Return Effect By Sector
Consumer Discretionary	-0.46%	Industrials	0.50%
Consumer Staples	-0.21%	Information Technology	-0.53%
Energy	0.07%	Materials	0.03%
Financials	-0.33%	Telecom Services	0.01%
Health Care	-1.30%	Utilities	-0.16%

As illustrated in the table above, six of the ten sectors contributed to our relative underperformance. The best performance came from Industrials, Energy, Materials and Telecom Services. Conversely, the Fund’s positions in the Health Care, Information Technology, Consumer Discretionary, Financials and Consumer Staples sectors detracted from relative performance for the period.

We thank you for the confidence and trust you place in us.

Sincerely,

Donald W. Reid, Ph. D.
Chief Investment Officer

This material is not authorized for use unless accompanied or preceded by a prospectus.

Due to the limited focus of this Fund, the Micro Cap Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks.

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Index Comparison (Unaudited)

Comparison of a Hypothetical $10,000 Investment in the Ziegler Lotsoff Capital
Management Micro Cap Fund, Russell 2000®*, and Russell Microcap™ Index*

Total returns**
For the periods ended September 30, 2011

			Average Annual
			Since Inception
	One Year	Five Year	(11/7/2003) to 9/30/2011
Ziegler Lotsoff Micro Cap Fund	-7.21%	-6.91%	-1.35%
Russell Microcap™ Index	-4.83%	-4.36%	0.32%
Russell 2000® Index	-3.53%	-1.02%	3.51%

*
The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index.  The Russell 3000® Index is comprised of the 3000 largest U.S. companies based on market capitalization.  The Russell Microcap™ Index includes the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities.  All Indexes are unmanaged and returns include reinvested dividends.

**
The performance quoted here represents past performance and is not a guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Amounts shown do not reflect the deduction of taxes that a shareholder on fund distributions or the redemption of fund shares.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 877-568-7633.

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Investments by Sector (Unaudited)
(As a Percentage of Long-Term Investments)
September 30, 2011

Consumer Discretionary	11.8%
Consumer Staples	2.1
Energy	4.8
Financials	24.6
Health Care	19.5
Industrials	11.5
Information Technology	19.8
Materials	3.4
Miscellaneous	2.1
Telecommunication Services	0.1
Utilities	0.3
Total	100.0%

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2011

Number
of Shares			Value
	COMMON STOCK	98.61%

	ADVERTISING	0.10%
1,100	Marchex, Inc. – Class B		$9,350

	AEROSPACE & DEFENSE	1.63%
2,300	Astronics Corp.*		64,975
250	Astronics Corp. – Class B*		6,888
1,000	CPI Aerostructures, Inc.*		9,510
1,600	Ducommun, Inc.		23,968
2,700	LMI Aerospace, Inc.*		46,062
			151,403

	AGRICULTURE	0.35%
13,400	Alliance One International, Inc.*		32,696

	APPAREL	1.90%
800	Delta Apparel, Inc.*		12,600
1,000	G-III Apparel Group Ltd.*		22,860
600	Oxford Industries, Inc.		20,580
2,950	Perry Ellis International, Inc.*		55,460
3,000	Rocky Brands, Inc.*		29,790
1,300	True Religion Apparel, Inc.*		35,048
			176,338

	AUTO PARTS & EQUIPMENT	2.12%
1,100	Dorman Products, Inc.*		36,388
800	Fuel Systems Solutions, Inc.*		15,368
3,000	Miller Industries, Inc.		52,050
1,200	Motorcar Parts of America, Inc.*		9,876
9,200	SORL Auto Parts, Inc.*		29,992
4,175	Spartan Motors, Inc.		17,243
600	Strattec Security Corp.		14,388
1,300	Superior Industries International, Inc.		20,085
2,400	Wonder Auto Technology, Inc.*		2,280
			197,670

	BANKS	9.09%
4,000	American River Bankshares*		19,400
7,300	Banco Latinoamericano de Comercio Exterior S.A.†		111,179
6,600	Bank of Commerce Holdings		21,450
1,500	Bank of Marin Bancorp		49,560
3,371	Banner Corp.		43,115
5,400	Center Financial Corp.*		25,326
1,300	Citizens & Northern Corp.		19,318
3,000	Citizens Republic Bancorp, Inc.*		20,760
5,100	Community Capital Corp.*		14,178

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	BANKS (continued)
2,200	Eagle Bancorp, Inc.*		$25,894
1,000	Enterprise Financial Services Corp.		13,590
1,000	Fidelity Southern Corp.		6,500
2,200	First Bancorp		22,088
10,000	First Merchants Corp.		70,500
1,350	First of Long Island Corp.		30,591
2,130	First Security Group, Inc.*		4,579
700	Great Southern Bancorp, Inc.		11,746
4,900	Guaranty Federal Bancshares, Inc.*		20,580
5,900	Heritage Commerce Corp.*		22,715
1,300	Heritage Financial Corp.		14,352
1,400	Horizon Bancorp		37,044
1,500	MidWestOne Financial Group, Inc.		21,510
3,400	New Century Bancorp, Inc.*		11,254
3,000	Oriental Financial Group, Inc.†		29,010
2,300	Pacific Continental Corp.		16,307
3,000	Peoples Financial Corp.		31,800
5,100	Savannah Bancorp, Inc.*		30,651
5,300	Southwest Bancorp, Inc.*		22,366
1,400	Taylor Capital Group, Inc.*		8,988
7,200	Tennessee Commerce Bancorp, Inc.*		6,552
8,672	Virginia Commerce Bancorp, Inc.*		50,905
1,300	Washington Banking Co.		12,649
			846,457

	BEVERAGES	0.24%
400	Peet’s Coffee & Tea, Inc.*		22,256

	BIOTECHNOLOGY	6.19%
16,600	AEterna Zentaris, Inc.*†		25,232
3,000	Ariad Pharmaceuticals, Inc.*		26,370
21,800	Arqule, Inc.*		110,090
24,700	Astex Pharmaceuticals*		47,424
6,400	Athersys, Inc.*		11,584
1,000	Cambrex Corp.*		5,040
31,250	Celldex Therapeutics, Inc.*		71,406
4,400	Chelsea Therapeutics International Ltd.*		16,060
7,000	Curis, Inc.*		22,120
5,800	Cytokinetics, Inc.*		6,844
1,900	Emergent Biosolutions, Inc.*		29,317
2,700	Medicines Co.*		40,176
17,900	Micromet, Inc.*		85,920
800	Momenta Pharmaceuticals, Inc.*		9,200
6,600	NPS Pharmaceuticals, Inc.*		42,966
10,600	Vical, Inc.*		26,288
			576,037

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	BUILDING MATERIALS	0.23%
3,400	LSI Industries, Inc.		$21,182

	CHEMICALS	1.78%
2,600	Aceto Corp.		13,754
700	Balchem Corp.		26,117
300	Hawkins, Inc.		9,552
1,100	Innophos Holdings, Inc.		43,857
700	Quaker Chemical Corp.		18,144
3,100	ShengdaTech, Inc.*		211
800	Stepan Co.		53,744
			165,379

	COMMERCIAL SERVICES	4.03%
4,900	Advance America Cash Advance Centers, Inc.		36,064
1,700	Cardtronics, Inc.*		38,964
2,000	CPI Corp.		12,400
400	DFC Global Corp.*		8,740
5,800	Global Cash Access Holdings, Inc.*		14,848
5,600	Hackett Group, Inc.*		20,888
700	Kenexa Corp.*		10,948
2,900	Lincoln Educational Services Corp.		23,461
2,400	Medifast, Inc.*		38,760
900	Multi-Color Corp.		20,331
1,200	Perceptron, Inc.*		6,516
2,100	Providence Service Corp.*		22,365
2,900	StarTek, Inc.*		8,265
1,300	Steiner Leisure Ltd.*†		53,001
2,100	TNS, Inc.*		39,480
900	Transcend Services, Inc.*		20,286
			375,317

	COMPUTERS	2.55%
7,200	CIBER, Inc.*		21,816
3,700	Cogo Group, Inc.*†		7,881
2,300	Computer Task Group, Inc.*		25,691
2,900	Cray, Inc.*		15,399
1,800	Dynamics Research Corp.*		16,056
5,000	EasyLink Services International Corp. – Class A*		21,700
2,200	Hutchinson Technology, Inc.*		4,312
3,600	LivePerson, Inc.*		35,820
3,700	Magma Design Automation, Inc.*		16,835
1,600	Radisys Corp.*		9,792
1,700	Rimage Corp.		21,505
2,200	Super Micro Computer, Inc.*		27,566
1,000	Virtusa Corp.*		13,200
			237,573

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	DISTRIBUTION/WHOLESALE	0.97%
2,200	Core-Mark Holding Co., Inc.*		$67,386
8,000	Navarre Corp.*		13,600
700	Rentrak Corp.*		8,813
			89,799

	DIVERSIFIED FINANCIAL SERVICES	2.15%
1,500	Asta Funding, Inc.		12,165
2,300	Calamos Asset Management, Inc. – Class A		23,023
4,400	Edelman Financial Group, Inc.		28,424
5,951	Imperial Holdings, Inc.*		14,282
10,200	JMP Group, Inc.		59,262
1,700	National Financial Partners Corp.*		18,598
800	World Acceptance Corp.*		44,760
			200,514

	ELECTRICAL COMPONENTS & EQUIPMENT	1.05%
9,500	Advanced Battery Technologies, Inc.*		9,595
3,700	Coleman Cable, Inc.*		31,302
9,600	Energy Conversion Devices, Inc.*		5,088
3,300	Insteel Industries, Inc.		33,231
1,100	SL Industries, Inc.*		18,535
			97,751

	ELECTRONICS	4.03%
600	American Science & Engineering, Inc.		36,630
1,800	Analogic Corp.		81,738
3,700	Ballantyne Strong, Inc.*		11,396
1,600	Bel Fuse, Inc. – Class B		24,944
2,200	Electro Scientific Industries, Inc.*		26,158
1,200	Fluidigm Corp.*		16,716
4,300	LRAD Corp.*		7,912
1,200	Measurement Specialties, Inc.*		31,152
3,100	Methode Electronics, Inc.		23,033
900	NAM TAI Electronics, Inc.†		4,419
1,000	Newport Corp.*		10,810
500	OSI Systems, Inc.*		16,760
1,900	SRS Labs, Inc.*		13,604
2,600	Sypris Solutions, Inc.*		7,904
1,500	Vishay Precision Group, Inc.*		19,770
6,000	X-Rite, Inc.*		22,380
1,700	Zygo Corp.*		19,652
			374,978

	ENERGY – ALTERNATE SOURCES	0.14%
2,200	Comverge, Inc.*		4,048

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	ENERGY – ALTERNATE SOURCES (continued)
6,000	Headwaters, Inc.*		$8,640
			12,688

	ENGINEERING & CONSTRUCTION	1.09%
1,200	Exponent, Inc.*		49,596
1,500	Mistras Group, Inc.*		26,340
1,000	VSE Corp.		25,880
			101,816
	ENTERTAINMENT	1.01%
7,500	Multimedia Games Holding Co., Inc.*		30,300
1,000	Rick’s Cabaret International, Inc.*		6,710
6,800	Shuffle Master, Inc.*		57,188
			94,198

	ENVIRONMENTAL CONTROL	0.90%
6,700	Ceco Environmental Corp.		38,391
2,100	Ecology and Environment, Inc. – Class A		33,222
800	U.S. Ecology, Inc.		12,376
			83,989

	FOOD	1.08%
900	B&G Foods, Inc.		15,012
1,900	Chiquita Brands International, Inc.*		15,846
900	Nash Finch Co.		24,237
4,000	Smart Balance, Inc.*		23,600
1,400	Spartan Stores, Inc.		21,672
			100,367

	FOREST PRODUCTS & PAPER	0.50%
900	Buckeye Technologies, Inc.		21,699
3,900	Wausau Paper Corp.		24,921
			46,620
	GAS	0.22%
500	Chesapeake Utilities Corp.		20,055

	HEALTHCARE – PRODUCTS	3.44%
5,900	CardioNet, Inc.*		17,700
1,800	Insulet Corp.*		27,468
2,500	Kensey Nash Corp.*		61,250
1,900	LeMaitre Vascular, Inc.		11,894
4,300	Natus Medical, Inc.*		40,893
1,600	Orthofix International N.V.*†		55,216
1,000	SonoSite, Inc.*		30,340
3,700	Syneron Medical Ltd.*†		36,667

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	HEALTHCARE – PRODUCTS (continued)
3,400	Vascular Solutions, Inc.*		$38,930
			320,358

	HEALTHCARE – SERVICES	1.92%
1,400	Almost Family, Inc.*		23,282
1,300	Gentiva Health Services, Inc.*		7,176
2,100	LHC Group, Inc.*		35,826
1,800	Medcath Corp.*		24,984
10,000	Metropolitan Health Networks, Inc.*		45,400
3,500	Skilled Healthcare Group, Inc. – Class A*		12,635
1,600	U.S. Physical Therapy, Inc.		29,632
			178,935

	HOME BUILDERS	0.18%
6,800	Standard Pacific Corp.*		16,796

	HOME FURNISHINGS	0.08%
3,600	Furniture Brands International, Inc.*		7,416

	HOUSEHOLD PRODUCTS/WARES	0.59%
1,800	Helen of Troy Ltd.*†		45,216
3,600	Kid Brands, Inc.*		9,504
			54,720

	INSURANCE	3.51%
5,700	American Equity Investment Life Holding Co.		49,875
1,300	AMERISAFE, Inc.*		23,933
1,300	eHealth, Inc.*		17,758
1	Life Partners Holdings, Inc.		4
12,900	Maiden Holdings Ltd.†		95,331
8,800	Meadowbrook Insurance Group, Inc.		78,408
2,800	SeaBright Holdings, Inc.		20,160
1,808	Tower Group, Inc.		41,331
			326,800

	INTERNET	3.37%
1,000	ePlus, Inc.*		24,670
3,300	eResearchTechnology, Inc.*		14,718
2,600	Global Sources Ltd.*†		17,602
2,400	ICG Group, Inc.*		22,104
2,700	Infospace, Inc.*		22,572
1,700	interCLICK, Inc.*		9,435
2,000	KIT Digital, Inc.*		16,800
1,300	Liquidity Services, Inc.*		41,691
9,300	Move, Inc.*		13,485
3,100	PC-Tel, Inc.*		19,065

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	INTERNET (continued)
2,900	Perficient, Inc.*		$21,228
1,400	Stamps.com, Inc.		28,616
6,610	TeleCommunication Systems, Inc. – Class A*		22,804
1,700	TheStreet, Inc.		3,366
500	Travelzoo, Inc.*		10,995
3,500	Web.com Group, Inc.*		24,430
			313,581

	INVESTMENT MANAGEMENT COMPANIES	1.15%
3,400	Arlington Asset Investment Corp. – Class A		81,770
2,800	PennantPark Investment Corp.		24,976
			106,746

	IRON/STEEL	0.33%
1,200	Universal Stainless & Alloy*		30,504

	LODGING	0.54%
12,000	Century Casinos, Inc.*		31,440
9,400	MTR Gaming Group, Inc.*		18,424
			49,864

	MACHINERY – DIVERSIFIED	1.62%
2,000	Alamo Group, Inc.		41,580
1,200	Cascade Corp.		40,068
700	DXP Enterprises, Inc.*		13,181
2,000	Intevac, Inc.*		13,980
1,000	Kadant, Inc.*		17,760
3,453	Tecumseh Products Co. – Class B*		24,603
			151,172

	MEDIA	1.01%
2,200	DG FastChannel, Inc.*		37,290
2,600	Dolan Co.*		23,374
1,600	Knology, Inc.*		20,768
3,300	McClatchy Co. – Class A*		4,422
7,300	New Frontier Media, Inc.*		7,811
			93,665

	METAL FABRICATE/HARDWARE	0.52%
2,600	AM Castle & Co.*		28,444
900	LB Foster Co.		20,007
			48,451

	MINING	0.47%
600	Kaiser Aluminum Corp.		26,568

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	MINING (continued)
6,700	North American Palladium Ltd.*†		$17,085
			43,653

	MISCELLANEOUS MANUFACTURING	1.90%
900	Ceradyne, Inc.*		24,201
1,200	FreightCar America, Inc.*		17,292
7,800	GP Strategies Corp.*		77,922
3,300	Lydall, Inc.*		29,370
1,200	Movado Group, Inc.		14,616
1,200	Synalloy Corp.		13,200
			176,601

	OIL & GAS	3.45%
7,100	BPZ Resources, Inc.*		19,667
5,100	Callon Petroleum Co.*		19,737
9,100	Crimson Exploration, Inc.*		19,565
15,310	Gastar Exploration Ltd.*†		45,930
5,700	GMX Resources, Inc.*		12,939
2,700	Goodrich Petroleum Corp.*		31,914
8,000	Magnum Hunter Resources Corp.*		26,480
6,400	Petroquest Energy, Inc.*		35,200
2,700	Resolute Energy Corp.*		30,672
3,700	Rex Energy Corp.*		46,805
6,700	Vaalco Energy, Inc.*		32,562
			321,471

	OIL & GAS SERVICES	1.36%
800	Dawson Geophysical Co.*		18,864
700	Gulf Island Fabrication, Inc.		14,476
5,300	Matrix Service Co.*		45,103
1,300	Mitcham Industries, Inc.*		14,560
600	OYO Geospace Corp.*		33,774
			126,777

	PHARMACEUTICALS	6.02%
21,100	Adolor Corp.*		36,292
2,800	Ardea Biosciences, Inc.*		43,736
10,600	Array Biopharma, Inc.*		20,776
3,300	Depomed, Inc.*		17,820
13,500	Dyax Corp.*		17,010
800	Hi-Tech Pharmacal Co., Inc.*		26,880
2,400	ISTA Pharmaceuticals, Inc.*		8,280
8,700	Keryx Biopharmaceuticals, Inc.*		26,100
1,500	Lannett Co., Inc.*		5,745
1,500	MAP Pharmaceuticals, Inc.*		21,930
8,900	Myrexis, Inc.*		24,386

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	PHARMACEUTICALS (continued)
2,300	Omega Protein Corp.*		$20,884
3,000	Pharmacyclics, Inc.*		35,490
5,400	Rigel Pharmaceuticals, Inc.*		39,744
7,900	Santarus, Inc.*		22,041
4,000	Sciclone Pharmaceuticals, Inc.*		15,240
4,300	Spectrum Pharmaceuticals, Inc.*		32,809
15,050	Sucampo Pharmaceuticals, Inc. – Class A*		56,136
5,923	Targacept, Inc.*		88,845
			560,144

	REAL ESTATE INVESTMENT TRUSTS	4.59%
5,300	Anworth Mortgage Asset Corp.		36,040
1,600	Apollo Commercial Real Estate Finance, Inc.		21,072
7,300	Arbor Realty Trust, Inc.*		27,594
5,100	CapLease, Inc.		18,411
5,900	Capstead Mortgage Corp.		68,086
900	Chatham Lodging Trust		8,928
2,100	Colony Financial, Inc.		27,132
7,600	CYS Investments, Inc.		91,884
2,600	FelCor Lodging Trust, Inc.*		6,058
5,000	Newcastle Investment Corp.		20,350
2,900	NorthStar Realty Finance Corp.		9,570
4,700	Resource Capital Corp.		23,500
7,800	Two Harbors Investment Corp.		68,874
			427,499

	REAL ESTATE MANAGEMENT	0.64%
26,300	Thomas Properties Group, Inc.*		59,964

	RETAIL	2.77%
3,900	America’s Car-Mart, Inc.*		113,178
120	Biglari Holdings, Inc.*		35,567
1,900	Destination Maternity Corp.		24,453
1,400	Fuqi International, Inc.*		3,892
3,000	PC Connection, Inc.*		23,940
1,700	Shoe Carnival, Inc.*		40,120
2,700	Stein Mart, Inc.		16,875
			258,025

	SAVINGS & LOANS	2.88%
1,100	BankFinancial Corp.		7,304
2,500	BofI Holding, Inc.*		33,650
1,400	First Defiance Financial Corp.*		18,760
2,400	First Financial Holdings, Inc.		9,624
1,600	First Pactrust Bancorp, Inc.		18,128
4,500	Flushing Financial Corp.		48,600

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	SAVINGS & LOANS (continued)
1,000	NASB Financial, Inc.*		$10,070
4,200	Pacific Premier Bancorp, Inc.*		25,116
7,200	Provident Financial Holdings, Inc.		62,928
1,400	Rockville Financial, Inc.		13,272
700	Teche Holding Co.		20,636
			268,088

	SEMICONDUCTORS	4.77%
1,500	Amtech Systems, Inc.*		12,000
7,000	Anadigics, Inc.*		15,120
1,100	ATMI, Inc.*		17,402
4,600	AXT, Inc.*		23,184
700	Ceva, Inc.*		17,017
3,400	Cohu, Inc.		33,592
5,500	Emcore Corp.*		5,445
3,100	Entropic Communications, Inc.*		12,803
4,400	Exar Corp.*		25,124
2,300	GSI Group, Inc.*†		17,664
3,600	GSI Technology, Inc.*		17,712
9,000	Ikanos Communications, Inc.*		7,740
4,081	Integrated Silicon Solution, Inc.*		31,873
2,700	IXYS Corp.*		29,376
3,400	Kulicke & Soffa Industries, Inc.*		25,364
4,000	Lattice Semiconductor Corp.*		21,000
2,000	Nanometrics, Inc.*		29,000
4,500	O2Micro International Ltd. ADR*†		18,765
1,500	Pericom Semiconductor Corp.*		11,115
3,800	Photronics, Inc.*		18,924
4,000	Rudolph Technologies, Inc.*		26,760
3,400	Sigma Designs, Inc.*		26,656
			443,636

	SOFTWARE	3.22%
5,700	Actuate Corp.*		31,464
1,850	Bottomline Technologies, Inc.*		37,259
2,200	China TransInfo Technology Corp.*		5,412
11,300	Descartes Systems Group, Inc.*†		70,286
2,900	Digi International, Inc.*		31,900
400	Ebix, Inc.*		5,880
1,800	Evolving Systems, Inc.		11,430
800	InnerWorkings, Inc.*		6,272
3,300	Medidata Solutions, Inc.*		54,252
500	Opnet Technologies, Inc.		17,455
600	Schawk, Inc.		5,922
1,800	Seachange International, Inc.*		13,860
5,700	Smith Micro Software, Inc.*		8,664
			300,056

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	TELECOMMUNICATIONS	3.21%
1,300	Alliance Fiber Optic Products, Inc.*		$9,308
1,800	Anaren, Inc.*		34,470
9,500	BigBand Networks, Inc.*		12,160
700	Communications Systems, Inc.		9,100
700	Consolidated Communications Holdings, Inc.		12,635
2,900	Extreme Networks*		7,685
2,400	Globecomm Systems, Inc.*		32,424
2,532	Ixia*		19,421
1,500	KVH Industries, Inc.*		11,865
2,300	Novatel Wireless, Inc.*		6,946
3,300	Oplink Communications, Inc.*		49,962
8,400	Opnext, Inc.*		10,500
3,827	Symmetricom, Inc.*		16,609
800	Tessco Technologies, Inc.		10,632
9,100	UniTek Global Services, Inc.*		45,136
4,600	Westell Technologies, Inc.*		9,936
			298,789

	TOYS/GAMES/HOBBIES	0.43%
900	JAKKS Pacific, Inc.		17,055
6,800	Leapfrog Enterprises, Inc.*		22,916
			39,971

	TRANSPORTATION	1.04%
3,600	Air Transport Services Group, Inc.*		15,588
800	CAI International, Inc.*		9,376
1,000	PAM Transportation Services, Inc.*		9,960
4,226	Paragon Shipping, Inc. – Class A†		3,339
1,000	Roadrunner Transportation Systems, Inc.*		13,720
9,574	Star Bulk Carriers Corp.†		12,350
4,200	XPO Logistics, Inc.*		32,214
			96,547

	TRUCKING & LEASING	0.16%
1,300	Greenbrier Cos., Inc.*		15,145

	WATER	0.09%
1,100	Consolidated Water Co., Ltd.†		8,668

	TOTAL COMMON STOCK (Cost $10,572,908)		9,178,475

	EXCHANGE-TRADED FUNDS	2.07%
3,000	iShares Russell 2000 Index Fund		192,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $212,443)		192,750

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)
September 30, 2011

Number
of Shares			Value
	WARRANTS	0.00%
800	Magnum Hunter Resources Corp.*#^		$—

	TOTAL WARRANTS (Cost $0)		—

	TOTAL INVESTMENTS (Cost $10,785,351)	100.68%	$9,371,225

	Liabilities in Excess of Other Assets	(0.68)%	(62,868)

	NET ASSETS	100.00%	$9,308,357

*	Non-income producing security.
†	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
#
Security valued at fair value as determined in good faith by Ziegler Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

^	144A restricted security. Exempt from registration under Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
ADR – American Depositary Receipt

See Notes to Financial Statements.

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Assets and Liabilities
September 30, 2011

ASSETS:
Investments at value (cost $10,785,351)	$9,371,225
Receivable for capital stock sold	184
Receivable for interest and dividends	21,749
Prepaid expenses	25,833

Total assets	9,418,991

LIABILITIES:
Payable to custodian	15,466
Payable for capital stock redeemed	44,506
Accrued investment advisory fees	3,465
Accrued custody fees	2,753
Accrued audit fees	15,905
Accrued trustees’ fees	8,734
Accrued administration and fund accounting fees	6,164
Accrued legal fees	2,753
Accrued printing expenses	4,062
Accrued transfer agent fees and expenses	4,399
Accrued other expenses	2,427

Total liabilities	110,634

NET ASSETS	$9,308,357

NET ASSETS CONSIST OF:
Paid-in-capital	$99,464,441
Accumulated net realized loss on investments	(88,741,958)
Net unrealized depreciation on investments	(1,414,126)

NET ASSETS	$9,308,357

SHARES OUTSTANDING, no par value
(Unlimited shares authorized)	1,290,469

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$7.21

See Notes to Financial Statements.

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Operations
For the Year Ended September 30, 2011

INVESTMENT INCOME:
Interest income	$83
Dividend income	174,238

Total investment income	174,321

EXPENSES:
Investment advisory fees	147,532
Administration and fund accounting fees	75,000
Trustees’ fees	40,733
Custody fees	37,754
Legal fees	36,376
Insurance fees	29,273
Transfer agent fees and expenses	26,796
Federal and state registration fees	23,130
Audit and tax fees	15,905
Reports to shareholders	15,101
Miscellaneous	22,802

Total expenses	470,402
Expenses reimbursed	(4,250)

Net expenses	466,152

NET INVESTMENT LOSS	(291,831)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	3,140,014
Change in net unrealized appreciation/(depreciation) on investments	(2,237,592)

Net realized and unrealized gain on investments	902,422

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$610,591

See Notes to Financial Statements.

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2011	September 30, 2010
OPERATIONS:
Net investment loss	$(291,831)	$(324,194)
Net realized gain/(loss) on investments	3,140,014	(1,382,819)
Change in unrealized appreciation/(depreciation)
on investments	(2,237,592)	4,381,616
Net increase in net assets
resulting from operations	610,591	2,674,603

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,522,185	4,684,957
Cost of shares redeemed	(11,577,882)	(24,403,808)
Net decrease in net assets from capital transactions	(9,055,697)	(19,718,851)

TOTAL DECREASE IN NET ASSETS	(8,445,106)	(17,044,248)

NET ASSETS:
Beginning of year	17,753,463	34,797,711

End of year	$9,308,357	$17,753,463

Accumulated net investment income/(loss)	$—	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	275,603	621,777
Shares redeemed	(1,269,896)	(3,275,930)
Net decrease from capital transactions	(994,293)	(2,654,153)

See Notes to Financial Statements.

Ziegler Lotsoff Capital Management Investment Trust
Micro Cap Fund
Financial Highlights
For a Fund Share Outstanding
Throughout Each Year

	Year Ended September 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$7.77	$7.05	$7.84	$12.04	$11.90

Income from investment operations:
Net investment income/(loss)	(0.23)	(0.14)	(0.03)	— (1)	(0.02)
Net realized and unrealized
gain/(loss) on investments	(0.33)	0.86	(0.75)	(3.52)	1.09
Total from investment operations	(0.56)	0.72	(0.78)	(3.52)	1.07

Less distributions to shareholders from:
Net investment income	—	—	(0.01)	—	—
Net realized gains	—	—	—	(0.68)	(0.93)
Total distributions to shareholders	—	—	(0.01)	(0.68)	(0.93)
Net asset value, end of year	$7.21	$7.77	$7.05	$7.84	$12.04

Total Return	(7.21)%	10.21%	(9.87)%	(30.40)%	8.94%

Supplemental data and ratios:
Net assets, end of year (in 000’s)	$9,308	$17,753	$34,798	$71,130	$308,389
Ratio of expenses to average net assets:
Net of reimbursements	3.00%	2.35%	1.96%	1.36%	1.19%
Before reimbursements	3.03%	2.35%	1.96%	1.36%	1.19%
Ratio of net investment income/(loss)
to average net assets:
Net of reimbursements	(1.88)%	(1.29)%	(0.33)%	0.01%	(0.30)%
Before reimbursements	(1.91)%	(1.29)%	(0.33)%	0.01%	(0.30)%
Portfolio turnover rate	72%	84%	98%	109%	82%

(1)	Less than $0.01.

See Notes to Financial Statements.

Ziegler Lotsoff Capital Management Investment Trust
Notes to Financial Statements
September 30, 2011

1.	Organization

Ziegler Lotsoff Capital Management Investment Trust (the “Trust”) (formerly known as Lotsoff Capital Management Investment Trust) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).  The Board also approved the addition of the Ziegler Lotsoff Long/Short Credit Fund on August 26, 2011 as an additional series of the Trust, however it had not commenced operations at September 30, 2011.  The new name of the Fund and Trust took effect on August 1, 2011 following approval of the Board of Trustees, of Ziegler Capital Management LLC acquiring control of Lotsoff Capital Management.  The combined firm is now known as Ziegler Lotsoff Capital Management, LLC (the “Adviser”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under “Fair Value Measurements and Disclosures,” various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
September 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of September 30, 2011:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,178,475	$—	$—	$9,178,475
Exchange-Traded Funds	192,750	—	—	192,750
Warrants	—	—	—	—
Total	$9,371,225	$—	$—	$9,371,225

*
At September 30, 2011 all common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by industry classification, please refer to the Schedule of Investments. There were no material or significant transfers between each of the three levels.

(b)
Securities Lending – The Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statement of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of September 30, 2011 and throughout the current year, there were no securities on loan by the Fund.

(c)
Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d)
Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e)
Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(f)
Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g)
Derivative Instruments – Equity securities may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the

Ziegler Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
September 30, 2011

expiration date of the warrant. The Fund may hold such warrants as a part of achieving its investment objective, though warrants will typically not be a significant part of the Fund’s portfolio. The Fund’s maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The limited use of warrants acquired by the Fund during the year ended September 30, 2011, was for the warrants of one security received as part of a spin-off of the same company’s common stock. At September 30, 2011, the Fund held warrants as listed on the Schedule of Investments.

3.	Related Party Transactions

The Trust has an agreement with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.95%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Fund’s average daily net assets, the Adviser will reimburse the Fund for the amount of such excess. As of September 30, 2011 the Adviser made $4,250 in reimbursements to the Fund.

4.	Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the Fund for the year ended September 30, 2011, were as follows:

Purchases	$11,071,566
Sales	$20,280,658

5.	Federal Income Tax Information

At September 30, 2011, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$11,086,838
Gross Unrealized Appreciation	$862,487
Gross Unrealized Depreciation	(2,578,100)
Net Unrealized Appreciation/(Depreciation) on Investments	$(1,715,613)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2011, the Fund had accumulated capital loss carryforwards of $45,945,423, $42,236,177 and $258,871 which will expire in the year 2017, 2018 and 2019, respectively. To the extent that the Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforward.

There were no distributions paid during the fiscal years ended September 30, 2011 and September 30, 2010.

As of September 30, 2011, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-Term Capital Gains	—
Accumulated Earnings	—
Accumulated Capital and Other Losses	(88,440,471)
Unrealized Appreciation/(Depreciation)	(1,715,613)
Total Accumulated Earnings/(Deficit)	$(90,156,084)

Ziegler Lotsoff Capital Management Investment Trust
Notes to Financial Statements (continued)
September 30, 2011

On the statement of assets and liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended September 30, 2011.  The following reclassifications were primarily a result of the differing book/tax treatment of distributions from real estate investment trusts and net operating losses and had no impact on the net assets of the Fund.

Paid-in capital	$(311,075)
Accumulated net investment loss	291,831
Accumulated net realized loss on investments	19,244

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of September 30, 2011, open taxable years consisted of the taxable years ended September 30, 2008 – September 30, 2011.  As of and during the fiscal year September 30, 2011, the Fund did not have a liability for any uncertain tax positions.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next twelve months.

6.	Other

As of September 30, 2011, the Fund has a shareholder that holds 99.6% of the outstanding shares of the Fund.  A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients.  The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

7.	Subsequent Events

The Fund was liquidated and ceased operations after the close of trading on November 15, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Ziegler Lotsoff Capital Management Trust
and the Shareholders of Ziegler Lotsoff Capital Management Micro Cap Fund

We have audited the accompanying statement of assets and liabilities of Ziegler Lotsoff Capital Management Micro Cap Fund (the “Fund”), a series of Ziegler Lotsoff Capital Management Investment Trust, including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the each of the years in the two year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The financial highlights for each of the years in the three-year period ended September 30, 2009 were audited by other auditors whose report dated November 25, 2009, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ziegler Lotsoff Capital Management Micro Cap Fund as of September 30, 2011, the results of its operations for the year then ended, and the change in its net assets and its financial highlights for the each of the years in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
November 29, 2011

Ziegler Lotsoff Capital Management Investment Trust
Expense Example
For the Six Month Period Ended September 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	April 1, 2011	September 30, 2011	September 30, 2011(1)
Actual Example	$1,000.00	$ 745.60	$15.35
Hypothetical Example, assuming a
5% return before expenses	1,000.00	1,007.41	17.66

(1)	Expenses are equal to the Fund’s annualized expense ratio of 3.51% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Ziegler Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Approval of Continuation of Investment Advisory Agreement for the Micro Cap Fund

At a meeting held on May 24, 2011 the Board of Trustees approved a new investment advisory agreement between Ziegler Lotsoff Capital Management LLC (the “Adviser” or “ZLCM”) and the Ziegler Lotsoff Capital Management Micro Cap Fund (the “Fund”) in anticipation of Ziegler Capital Management, LLC acquiring Lotsoff Capital Management (“LCM”).  In considering the nature, extent and quality of the services to be provided by the ZLCM, the Board reviewed a report prepared by the ZLCM describing the portfolio management, shareholder communication, and regulatory compliance services they propose to provide to the Fund.  The Board concluded that the ZLCM would be providing essential services to the Fund.

The Board discussed the Fund’s performance and reviewed the comparison of the Fund’s performance to benchmark indices over various periods of time, concluding that the performance of the Fund warranted the approval of the proposed Investment Advisory Agreement given that the current Portfolio Managers would continue managing the Fund.

The Board reviewed the advisory fees proposed to be payable by the Fund, noting that they would not change under the proposed reorganization.  They considered the proposed revenues to be realized by the ZLCM, as well as the costs expected to be incurred by the ZLCM in its management of the Fund.  They noted that ZLCM would receive no revenue, other than advisory fees, for the services it proposed to provide to the Fund, but expected to receive research used in its management of the Fund and the assets of its other investment advisory accounts.  The Board determined that the profits expected to be realized by ZLCM from its relationship with the Fund were reasonable and not excessive.

The Trustees also reviewed reports comparing the projected expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee expected to be paid by the Fund was in the range of comparable mutual funds and the expense ratio of the Fund was higher than most comparable mutual funds.  The Trustees noted that the Fund’s principal shareholder is aware of the Fund’s increasing expense ratio and remains interested in having exposure to the micro cap segment of the market for some of its clients.  The Trustees also noted that the proposed investment advisory agreement with ZLCM required ZLCM to waive its fees and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that of the expenses of the Fund do not exceed 3.00% of the Fund’s average daily net assets.

The Trustees next reviewed a report indicating that ZLCM would not be able to realize economies of scale that would otherwise make breakpoints appropriate in its management of the Fund and was unlikely to do so in the future.

Finally, the Board also considered that LCM had been the investment adviser to the Fund since its inception and that, as ZLCM, it was not expected to change the way in which the Fund is managed.

Ziegler Lotsoff Capital Management Investment Trust
Trustee and Officer Information (Unaudited)

Number of
Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held	Length of	Principal Occupation(s)	Fund	Held by
Name, Address and Age	with Trust	Time Served	During Past 5 Years	Complex	Trustee

Independent Trustees

John Chrystal	Trustee	Served	Founder and Managing	1	None
20 North Clark Street		since	Partner of Bent Gate
34th Floor		July	Advisors, LLC, a
Chicago, Illinois 60602		2011	consulting firm that provides
Age: 53			strategic advice and
assistance to financial
institutions. Previously a
Partner at DiMaio Ahmad
Capital, an investment
management firm.

Albert J. DiUlio, S.J.	Trustee	Served	President Vatican	1	None
20 North Clark Street		since	Observatory. Previously,
34th Floor		July	served five years as
Chicago, Illinois 60602		2011	Secretary for Finance and
Age: 67			Higher Education USA
Jesuit Conference, followed
by a one year Sabbatical.

David S. Krause	Trustee	Served	Director of the Applied	1	None
20 North Clark Street		since	Investment Management
34th Floor		July	program and Adjunct
Chicago, Illinois 60602		2011	Assistant Professor at
Age: 57			Marquette University.

Ziegler Lotsoff Capital Management Investment Trust
Trustee and Officer Information (Unaudited)
(continued)

Number of
Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held	Length of	Principal Occupation(s)	Fund	Held by
Name, Address and Age	with Trust	Time Served	During Past 5 Years	Complex	Trustee

Interested Trustees and Officers

Margaret M. Baer	Secretary	Served	Chief Administrative Officer	N/A	Director, The
20 North Clark Street	and	since	of Ziegler Lotsoff Capital		Ziegler Lotsoff
34th Floor	Treasurer(2)	July	Management since 1992.		Credit
Chicago, Illinois 60602		2011,	Chief Operating and		Opportunities
Age: 43		as officer	Administrative Officer of		Fund Ltd.
		has served	the Adviser since 2011.		Director, The
		since 2003			Ziegler Lotsoff
Credit
Opportunities
Fund II Ltd.

Scott A. Roberts	President	Served	President and CEO, Ziegler	N/A	N/A
20 North Clark Street		since	Lotsoff Capital Management
34th Floor		November	(previously known as Ziegler
Chicago, Illinois 60602		2011(3)	Capital Management) since
Age: 48			January 2009. CEO, Desari
Capital Management from
November 2008 to January
2009. President, Deerfield
Capital Management from
March 2000 to November
2008.

Richard DeMatteo	Chief	Served	Managing Director,	N/A	Director, The
20 North Clark Street	Compliance	since	Alternative Strategies at		Ziegler Lotsoff
34th Floor	Officer	November	Ziegler Lotsoff Capital		Credit
Chicago, Illinois 60602		2011(3)	Management from June 2011		Opportunities
Age: 49			to present. Managing Director,		Fund Ltd.
			Chief Operating Officer at the		Director, The
			Adviser from August 1999		Ziegler Lotsoff
			to June 2011. Managing		Credit
			Director, Chief Compliance		Opportunities
			Officer at the Adviser		Fund II Ltd.
from December 2007 to
June 2010.

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Ms. Baer is an interested person of the Fund based upon her positions with the Adviser.
(3)	Messrs. Roberts and DeMatteo were appointed to their respective positions on November 17, 2011.

Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 877-568-7633.

Ziegler Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Results of Shareholder Meeting

A special meeting of shareholders of the Trust was held on July 29, 2011.

The matters voted on by the shareholders of record as of May 31, 2011 (the “Record Date”) was the approval of a new investment advisory agreement for the Fund and election of Trustees. The number of shares outstanding for the Fund as of the Record Date was 1,449,461.

With respect to the proposal to approve the new investment advisory agreement for the Fund the results of the vote were as follows:

FOR	AGAINST	ABSTAIN
1,441,354	0	0

With respect to the proposal to elect the Trustees of the Fund the results of the vote were as follows:

FOR	AGAINST	ABSTAIN
1,441,354	0	0

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2011 are available without charge, upon request, by calling 877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

(This Page Intentionally Left Blank.)

UMB Distribution Services, LLC, Distributor
P.O. Box 1181
Milwaukee, WI 53201-1181
877.568.7633

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer.  A copy of the Code is filed as an exhibit to this Form N-CSR.  During the period covered by this report, there were not any amendments to the provisions of the Code except for changes related to the name change of the Trust discussed in the Notes to Financial Statements in Item 1. There were no implicit or explicit waivers to the provisions of the Code during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. David Krause is an audit committee financial expert serving on its audit committee and that Mr. Krause is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
Fiscal year ended September 30, 2010                                                                $14,000
Fiscal year ended September 30, 2011                                                                $14,000

(b) Audit-Related Fees.
None.

(c) Tax Fees.
Fiscal year ended September 30, 2010                                                                $2,000
Fiscal year ended September 30, 2011                                                                $2,000

(d) All Other Fees.
None.

(e)           (1) The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2010-2011, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Lotsoff Capital Management Investment Trust

By:           /s/ Scott A. Roberts
Scott A. Roberts
President

Date:       December 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Scott A. Roberts
Scott A. Roberts
President

Date:       December 7, 2011

By:           /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:       December 7, 2011